Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Information [Line Items]
Operating expense	$ 1,239,649	$ 1,248,686
General and administrative expense	114,440	132,421
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	364,000	287,000
General and administrative expense	$ 12,000	$ 6,000